Goodwill and Intangible Assets - Allocation to Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill Allocation to Segments [Line Items]
Goodwill	$ 456,380	$ 456,380	$ 456,380
P&C
Goodwill Allocation to Segments [Line Items]
Goodwill	242,376	241,530
Specialty
Goodwill Allocation to Segments [Line Items]
Goodwill	196,047	196,047
Life and Health
Goodwill Allocation to Segments [Line Items]
Goodwill	$ 17,957	$ 18,803